Share capital and share-based compensation - Summary of Stock Option Activity (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of stock options, beginning balance (in shares) | shares	4,368,732	5,328,279	5,328,279
Granted (in shares) | shares	1,075,127	687,993
Exercised (in shares) | shares	(45,000)	(190,595)
Forfeited (in shares) | shares	(80,676)	0
Number of stock options, ending balance (in shares) | shares	5,318,183	5,825,677	4,368,732
Number of share options exercisable (in shares) | shares	3,306,276	4,363,040
Weighted average exercise price per stock option, beginning of period (in dollars per share) | $ / shares	$ 4.58	$ 2.88	$ 2.88
Granted (in dollars per share) | $ / shares	5.77	7.61
Exercised (in dollars per share) | $ / shares	0.37	1.17
Forfeited (in dollars per share) | $ / shares	10.30	0
Weighted average exercise price per stock option, end of period (in dollars per share) | $ / shares	4.77	3.49	$ 4.58
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 3.18	$ 1.50
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements	10 years